Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Details) - Liquidity Risk - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Carrying amount	$ 12,841	$ 11,659
Contractual cash flows	12,952	11,816
Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Carrying amount	9,374	6,998
Contractual cash flows	9,374	6,998
Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Carrying amount	3,467	4,661
Contractual cash flows	3,578	4,818
Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	12,097	11,566
Less than 1 year | Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	8,519	6,748
Less than 1 year | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	3,578	4,818
1 to 5 years
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	855	250
1 to 5 years | Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	$ 855	$ 250